SUBSEQUENT EVENT (Details) ¥ in Thousands	1 Months Ended
Mar. 31, 2018 CNY (¥)
SUBSEQUENT EVENT
SUBSEQUENT EVENT
Payments to acquire assets	¥ 89,796